Transmission Rights and Programming	12 Months Ended
Dec. 31, 2019
Transmission Rights and Programming.
Transmission Rights and Programming

8.Transmission Rights and Programming

At December 31, 2019 and 2018, transmission rights and programming consisted of:

	2019		2018
Transmission rights	Ps.	8,671,434	Ps.	10,292,207
Programming		5,709,414		6,723,331
		14,380,848		17,015,538
Non-current portion of:
Transmission rights		4,630,513		5,903,917
Programming		3,271,077		3,325,898
		7,901,590		9,229,815
Current portion of transmission rights and programming	Ps.	6,479,258	Ps.	7,785,723

Transmission rights and programming charged to consolidated cost of sales for the years ended December 31, 2019, 2018 and 2017, amounted to Ps.14,515,285,  Ps.18,009,554 and Ps.15,296,563, respectively (see Note 21).